CAPITAL MANAGEMENT - Narrative (Details) R in Millions	12 Months Ended
Jun. 30, 2024 ZAR (R)
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, maturity	5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt ratio	0.5
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Interest coverage ratio	0.25
Stellar Energy Solutions SPV
Disclosure of objectives, policies and processes for managing capital [line items]
Proportion of ownership interest	50.25%
Nedbank: GBF
Disclosure of objectives, policies and processes for managing capital [line items]
Revolving credit facility	R 500.0
Nedbank: Accordian option: 5-year8 R1 billion RCF
Disclosure of objectives, policies and processes for managing capital [line items]
Revolving credit facility	1,000.0
Revolving credit facility, accordion option	500.0
ESKOM guarantee
Disclosure of objectives, policies and processes for managing capital [line items]
Contractual capital commitments	R 30.0